The Company	12 Months Ended
Mar. 29, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
The Company
The Company
Organization
Canada Goose Holdings Inc. and its subsidiaries (the “Company”) design, manufacture, and sell performance luxury apparel for men, women, youth, children, and babies. The Company’s apparel collections include various styles of parkas, lightweight down jackets, rainwear, windwear, knitwear, footwear, and accessories for fall, winter, and spring seasons. The Company’s head office is located at 250 Bowie Avenue, Toronto, Canada M6E 4Y2. The use of the terms “Canada Goose”, “we”, “us” and “our” throughout these notes to the consolidated financial statements refer to the Company.
Canada Goose is a public company listed on the Toronto Stock Exchange and the New York Stock Exchange under the trading symbol “GOOS”. The principal shareholders of the Company are investment funds advised by Bain Capital LP and its affiliates (“Bain Capital”), and DTR LLC, DTR (CG) Limited Partnership, and DTR (CG) II Limited Partnership (collectively “DTR”), entities indirectly controlled by the President and Chief Executive Officer of the Company. The principal shareholders hold multiple voting shares representing 46.4% of the total shares outstanding as at March 29, 2020, or 89.6% of the combined voting power of the total voting shares outstanding. Subordinate voting shares that trade on public markets represent 53.6% of the total shares outstanding as at March 29, 2020, or 10.4% of the combined voting power of the total voting shares outstanding.
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June 2, 2020.
Change in fiscal period
Effective April 1, 2019, the Company changed its fiscal year from a calendar basis of twelve months ended March 31 to a 52 or 53-week reporting cycle with the fiscal year ending on the Sunday closest to March 31. Each fiscal quarter is 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter. The Company's first 53-week fiscal year will occur in fiscal 2022. The 2020 fiscal year comprises four fiscal quarters ending on June 30, 2019, September 29, 2019, December 29, 2019, and March 29, 2020. The Company has not adjusted financial results for quarters prior to fiscal 2020. In these consolidated financial statements, the term "year ended March 29, 2020" refers to the 52-week period ended March 29, 2020 (364 days) and the term "year ended March 31, 2019" refers to the twelve months ended March 31, 2019 (365 days).
Operating segments
The Company classifies its business in three operating and reportable segments: Direct-to-Consumer, Wholesale, and Other. The Direct-to-Consumer segment comprises sales through country-specific e-commerce platforms and its Company-owned retail stores located in luxury shopping locations.
The Wholesale segment comprises sales made to a mix of functional and fashionable retailers, including major luxury department stores, outdoor specialty stores, and individual shops, and to international distributors.
In the fourth quarter of fiscal 2020, the Company revised the previous Unallocated segment to the Other segment. The Other segment comprises sales and costs not directly allocated to the Direct-to-Consumer or Wholesale channels, such as sales to employees and selling, general and administrative expenses not directly allocated to the Direct-to-Consumer or Wholesale segments. The Other segment includes the cost of marketing expenditures to build brand awareness across all segments, corporate costs in support of manufacturing operations, other corporate costs and foreign exchange gains and losses not specifically associated with Direct-to-Consumer or Wholesale segment operations. It also includes overhead costs resulting from the temporary closure of our manufacturing facilities in March 2020 due to COVID-19. Comparative information has been restated to conform with the presentation adopted in the current year.
Seasonality
Our business is seasonal, and we have historically realized a significant portion of our Wholesale revenue and operating income in the second and third quarters of the fiscal year and Direct-to-Consumer revenue and operating income in the third and fourth quarters of the fiscal year. Thus, lower-than-expected revenue in these periods could have an adverse impact on our annual operating results.
Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to revenue from the Direct-to-Consumer segment and the collection of trade receivables from Wholesale revenue earlier in the year. Working capital requirements typically increase as inventory builds. Borrowings have historically increased in the first and second quarters and been repaid in the third quarter of the fiscal year.